Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 57,225,234	$ 38,155,251
Prepaid expenses and other assets	801,147	2,469,879
TOTAL CURRENT ASSETS	58,026,381	40,625,130
PROPERTY AND EQUIPMENT, NET	861,364	635,776
OTHER ASSETS
Investments	3,405,807	3,405,807
Deposits	86,203	99,937
TOTAL ASSETS	62,379,755	44,766,650
CURRENT LIABILITIES
Accounts payable	3,150,677	4,864,217
Accrued compensation	1,597,329	526,022
Other accrued expenses	2,479,697	1,681,956
Current portion of Convertible Senior Notes		1,111,132
TOTAL CURRENT LIABILITIES	7,227,703	8,183,327
Long-term Convertible Senior Notes	17,336,760	17,436,201
TOTAL LIABILITIES	24,564,463	25,619,528
Capital stock
Capital stock	255,054,440	184,777,766
Accumulated deficit	(217,239,148)	(165,630,644)
TOTAL STOCKHOLDERS' EQUITY	37,815,292	19,147,122
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	62,379,755	44,766,650
Class C Special Shares
Capital stock
Capital stock	391	391
TOTAL STOCKHOLDERS' EQUITY	391	391
Common stock
Capital stock
Capital stock	255,054,049	184,777,375
TOTAL STOCKHOLDERS' EQUITY	$ 255,054,049	$ 184,777,375